As filed with the Securities and Exchange Commission on August 21, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

972-701-5400
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/2012

Date of reporting period:  06/30/2012

Item 1. Schedule of Investments.

CONCORDE VALUE FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
June 30, 2012 (Unaudited)

		Fair	Percent of
	Shares	Value	Net Assets
COMMON STOCKS - 92.27%
AMUSEMENT & THEME PARKS
The Walt Disney Co.	6,000	$291,000	2.70%

BREAKFAST CEREAL MANUFACTURING
General Mills, Inc.	7,800	300,612	2.79

BREWERIES
Anheuser Busch InBev NV - ADR (b)	7,000	557,550	5.18

CLOTHING ACCESSORIES STORES
Hanesbrands, Inc. (a)	11,500	318,895	2.96

COMPUTER STORAGE DEVICE MANUFACTURING
EMC Corp. (a)	14,500	371,635	3.45

CRUDE PETROLEUM & NATURAL GAS EXTRACTION
Canadian Oil Sands Ltd. (c)	15,000	290,410	2.70
Devon Energy Corp.	5,750	333,443	3.10
		623,853	5.80

DATA PROCESSING
Fiserv, Inc. (a)	4,000	288,880	2.68

DIRECT LIFE INSURANCE CARRIERS
Aon Corp. (c)	8,500	397,630	3.70

DIRECT PROPERTY & CASUALTY INSURANCE CARRIERS
Travelers Companies, Inc.	8,000	510,720	4.75

FARM MACHINERY & EQUIPMENT MANUFACTURING
Deere & Co.	3,750	303,262	2.82

GENERAL MEDICAL & SURGICAL HOSPITALS
HCA Holdings, Inc.	12,000	365,160	3.39

HOME CENTERS
Lowe's Companies, Inc.	9,500	270,180	2.51

INSTRUMENT MANUFACTURING FOR MEASURING
Agilent Technologies, Inc.	6,500	255,060	2.37

LINE-HAUL RAILROADS
Union Pacific Corp.	2,800	334,068	3.10

LOCAL MESSENGERS & LOCAL DELIVERY
United Parcel Service, Inc.	3,400	267,784	2.49

MEDICAL LABORATORIES
Quest Diagnostics, Inc.	4,500	269,550	2.50

MOTOR VEHICLE STEERING & SUSPENSION COMPONENTS MANUFACTURING
Titan International, Inc.	12,500	306,625	2.85

NATURAL GAS DISTRIBUTION
Kinder Morgan Inc.	8,000	257,760	2.40

NUCLEAR ELECTRIC POWER GENERATION
Exelon Corp.	9,000	338,580	3.15

		Fair	Percent of
	Shares	Value	Net Assets
PETROLEUM REFINERIES
ConocoPhillips	3,500	$195,580	1.82%
Exxon Mobil Corp.	1,600	136,912	1.27
		332,492	3.09

PHARMACEUTICAL PREPARATION MANUFACTURING
Abbott Laboratories	8,400	541,548	5.03
Johnson & Johnson	4,000	270,240	2.51
		811,788	7.54

POTASH, SODA, & BORATE MINERAL MINING
Potash Corp. Saskatchewan - ADR (b)	6,500	283,985	2.64

SERVICE INDUSTRY MACHINERY MANUFACTURING
CAE, Inc. (c)	28,000	271,040	2.52

SOFTWARE PUBLISHERS
Microsoft Corp.	15,500	474,145	4.41
Oracle Corp.	9,600	285,120	2.65
		759,265	7.06
SOLID WASTE LANDFILL
Waste Management, Inc.	12,000	400,800	3.72

SUPPORT ACTIVITIES FOR OIL & GAS OPERATIONS
Poseidon Concepts Corp. (c)	14,500	174,928	1.63

WOOD KITCHEN CABINET & COUNTERTOP MANUFACTURING
Fortune Brands Home & Security, Inc. (a)	12,000	267,240	2.48

TOTAL COMMON STOCKS (Cost $7,252,421)		9,930,342	92.27

SHORT-TERM INVESTMENTS - 9.38%
INVESTMENT COMPANIES
Fidelity Institutional Money Mark - Select Class, 0.13%, (d)	400,000	400,000	3.71
First American Prime Obligations Fund - Class Y, 0.00%, (d)	209,399	209,399	1.95
The STIC Prime Portfolio - Institutional Class, 0.00%, (d)	400,000	400,000	3.72
TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,399)		1,009,399	9.38

Total Investments (Cost $8,261,820) - 101.65%		10,939,741	101.65
Other Assets in Excess of Liabilities - (1.65)%		(177,168)	(1.65)
TOTAL NET ASSETS - 100.00%		$10,762,573	100.00%

Notes:
ADR	American Depository Receipt
(a)	Presently non-income producing.
(b)	Foreign issued security listed directly on a U.S. securities exchange.
(c)	Foreign issued security traded over-the-counter in the U.S.
(d)	Rate shown is the 7-day yield as of June 30, 2012.

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows*:

	Cost of investments	$8,274,457
	Gross unrealized appreciation	2,879,716
	Gross unrealized depreciation	(214,432)
	Net unrealized appreciation	$2,665,284

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure as of June 30, 2012 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1	–Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
Level 2
– Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3
– Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.
Equity Securities – The Fund’s investments are carried at fair value.  Securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price, except for call options written for which the last quoted bid price is used.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Mutual Funds – Investments in mutual funds are generally priced at the ending net asset value (NAV) provided by the service agent of the Funds and will be classified as Level 1 securities.
Bonds & Notes - Bonds and notes are valued at the last quoted bid price obtained from independent pricing services.  Short-term demand notes and certificates of deposit are stated at amortized cost, which approximates fair value.  Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices.
Short-Term Debt Securities - Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued at fair value as determined in good faith following procedures approved by the Board.  Pursuant to those procedures, the Board considers, among other things; the last sale price on the securities exchange, if any, on which a security is primarily traded; the mean between the bid and asked prices; price quotations form an approved pricing service; yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant; and other factors as necessary to determine a fair value under certain circumstances.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Amusement & Theme Parks	$291,000	$-	$-	$291,000
Breakfast Cereal Manufacturing	300,612	-	-	300,612
Breweries	557,550	-	-	557,550
Clothing Accessories Stores	318,895	-	-	318,895
Computer Storage Device Manufacturing	371,635	-	-	371,635
Crude Petroleum & Natural Gas Extraction	623,853	-	-	623,853
Data Processing	288,880	-	-	288,880
Direct Life Insurance Carriers	397,630	-	-	397,630
Direct Property & Casualty Insurance Carriers	510,720	-	-	510,720
Farm Machinery & Equipment Manufacturing	303,262	-	-	303,262
General Medical and Surgical Hospitals	365,160			365,160
Home Centers	270,180	-	-	270,180
Instrument Manufacturing for Measuring	255,060	-	-	255,060
Line-Haul Railroads	334,068			334,068
Local Messengers & Local Delivery	267,784	-	-	267,784
Medical Laboratories	269,550	-	-	269,550
Motor Vehicle Steering & Suspension
Components Manufacturing	306,625			306,625
Natural Gas Distribution	257,760	-	-	257,760
Nuclear Electric Power Generation	338,580	-	-	338,580
Petroleum Refineries	332,492	-	-	332,492
Pharmaceutical Preparation Manufacturing	811,788	-	-	811,788
Potash, Soda, & Borate Mineral Mining	283,985	-	-	283,985
Service Industry Machinery Manufacturing	271,040	-	-	271,040
Software Publishers	759,265			759,265
Solid Waste Landfill	400,800			400,800
Support Activities for Oil & Gas Operations	174,928	-	-	174,928
Wood Kitchen Cabinet & Countertop
Manufacturing	267,240	-	-	267,240
Total Common Stocks	9,930,342	-	-	9,930,342
Short-Term Investments	1,009,399	-	-	1,009,399
Total Investments	$10,939,741		$-	$10,939,741

Transfers between levels are recognized at the end of the reporting period. During the nine months ended June 30, 2012, the Fund recognized no transfers to/from level 1 and level 2.  There were no level 3 securities held in the Fund during the nine months ended June 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Concorde Funds, Inc.

By (Signature and Title)             /s/ Gary B. Wood
Gary B. Wood, President

Date           08/08/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)             /s/ Gary B. Wood
Gary B. Wood,
President and Treasurer

Date           08/08/2012